DISPOSAL OF ASSETS - Summary of disposals (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Disposal Of Assets [Abstract]
Proceeds, net of transaction costs	$ 254
Carrying value of net assets held for sale
Assets	397
Liabilities	(110)
Non-controlling interests	(15)
Carrying value of net assets held for sale	272
Loss on disposal, net of transaction costs	$ (18)